FORM 13F

Report for the Calendar Year or Quarter
Ended: March 31, 2010

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] May 5, 2010

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
57

Form 13F Information Table Value Total:
$474,236,107

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 March 31, 2010

                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

AIRBORNE INC.		COM	9269101  	  144,068	   42,750   x      42,750
AMERICAN NAT'L INS. CO	COM  	23645104  	  533,752	    4,701   x       4,701
AMERICAN TEL & TEL    	COM  	030177109 	  995,250	   38,516   x      38,516
ASTORIA FIN'L         	COM  	46265104	  430,563	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103   14,706,542  	1,890,301   x   1,890,301
AMBAC FIN'L			COM	23139108	   55,600	  100,000	x	100,000
ASTEC INDUST		COM	46224101	2,751,200	   95,000	x	 95,000
BANK OF AMERICA		COM	60505104	  725,335	   40,635  	x      40,635
BRISTOL MYERS SQUIBB	COM  	110122108  47,047,318	1,762,072  	x   1,762,072
CFS BANCORP			COM 	12525D102	  503,279	  113,607  	x     113,607
CITIGROUP, INC		COM  	172967101  19,057,445	4,705,542  	x   4,705,542
CHEVRONTEXCO CORP.	COM  	166764100	2,462,048	   32,468	x      32,468
COMCAST CL. A		COM	20030N101	2,297,056	  121,989  	x     121,989
CTM MEDIA CL A		COM	22944D104	  490,706	  223,048	x	223,048
CTM MEDIA CL B		COM	22944D203	   27,565	   11,115	x	 11,115
DELMONTE FOODS		COM 	24522P103	  175,200	   12,000	x      12,000
DIME COMM.BANC		COM  	253922108	5,603,773	  443,687  	x     443,687
EXXON MOBIL CORP		COM  	30231G102	1,536,789	   22,944  	x      22,944
FIRST PLACE FIN'L		COM  	33610T109      75,335	   18,881  	x      18,881
FIRST NIAGARA FIN'L	COM	33582V108  12,716,178	  893,618	x     893,618
FLUSHING FINANCIAL CORP	COM  	343873105   8,699,712	  687,181 	x     687,181
GENERAL ELECTRIC		COM	369604103	  362,180	   19,900	x	 19,900
HOLOGIC              	COM 	436440101  22,458,855	1,211,373 	x   1,211,373
IBM                    	COM  	459200101   2,400,199      18,715 	x      18,715
IDT CORP.              	COM  	448947101   3,540,619	  660,563  	x     660,563
IDT CORP. CL. B		COM  	448847309	  273,594      42,221	x      42,221
KANSAS CITY SOUTHERN   	COM  	485170302	  406,732      11,245 	x      11,245
KEYCORP NEW			COM	493267108	  213,753	   27,581	x	 27,581
LANDMARK SVGS. BK.     	COM  	514928100	1,843,560	  102,421   x     102,421
MARSHALL & ISLEY		COM	571834100	   94,137	   11,694	x      11,694
MERCK & CO.			COM  	589331107  56,283,997	1,506,934  	x   1,506,934
MERITOR SVGS BK PA     	COM  	590007100	   51,360	   21,400  	x      21,400
MEDQUIST			COM	584949101   7,149,040	  915,370	x     915,370
MEDCO HEALTH SOL.		COM	58405U102	1,343,493	   20,810  	x      20,810
MONSANTO 			COM	66166W101	  808,764	   11,324	x      11,324
MOTOROLA               	COM  	620076109	   84,240	   12,000  	x      12,000
MBIA INC.			COM	55262C100  17,335,052	2,764,761	x   2,764,761
NAM TAI ELEC.		COM  	629865205	9,367,125	1,873,425  	x   1,873,425
NEW YORK COMMUNITY BANC	COM  	649445103  67,283,363	4,067,917	x   4,067,917
NEW YORK MAGIC         	COM  	629484106     287,688	   13,551  	x      13,551
NEWMARKET GROUP		COM	651587107     685,090	    6,652	x       6,652
NOVARTIS ADR           	COM  	66987V109	8,285,090	  153,144  	x     153,144
NY TIMES CL A.		COM	650111107  11,182,868	1,004,750	x   1,004,750
OLD REPUBLIC           	COM  	680223104  33,706,515  	2,658,243  	x   2,658,243
PHI INC. NON-VOTE      	COM  	716604202	  735,581      34,730  	x      34,730
PFIZER INC.            	COM  	717081103  42,556,748	2,481,443  	x   2,481,443
PROVIDENT BANCORP      	COM  	74383A109   9,246,631	  975,383  	x     975,383
PATTERSON ENERGY		COM	703481101	2,961,640	  212,000	x	212,000
QUESTAR CORP.          	COM  	748356102     775,440	   17,950  	x      17,950
SEABOARD CORP.         	COM  	811543107  20,912,912      16,098  	x      16,098
SLM CORP.			COM	78443P106  18,241,565	1,456,994  	x   1,456,994
SYMS CORP              	COM  	871551107	4,355,279     437,277  	x     437,277
TCF FIN'L              	COM  	872275102	  388,362      24,364  	x      24,364
TRAVELERS			COM	89417E109   4,379,523	   81,192	x      81,192
USEC INC.              	COM  	90333E108	   62,778	   10,880  	x      10,880
USG INC.			COM	903293405	3,037,320	  177,000	x	177,000
VOLVO                  	COM  	928856400	  100,300  	   10,000  	x      10,000

TOTALS                                  474,236,107  34,361,054  	   34,361,054